Organization and Principal Activities	12 Months Ended
Jun. 30, 2025
Organization and Principal Activities [Abstract]
Organization and principal activities
1.	Organization and principal activities

(a)	Nature of operations

QuantaSing Group Limited (the “Company” or “QuantaSing”) was incorporated in the Cayman Islands on February 9, 2022 as an exempted company with limited liability. The Company, its subsidiaries, the consolidated variable interest entities (the “VIEs”) and the VIEs’ subsidiaries are collectively referred to as the “Group”.

The Group is principally engaged in the operation of an online platform to provide individual online learning services to the individual learners and enterprise services to financial intermediary enterprises and small-to-medium entities, as well as provision of wellness products in the People’s Republic of China (the “PRC”, references to “PRC” are to the People’s Republic of China, excluding, for the purposes of the financial statements only, Taiwan, Hong Kong and Macau). On March 31, 2025, the Group completed an acquisition of 61.05% equity interest in Shenzhen Yiqi Culture Co., Ltd. (“Shenzhen Letsvan”) and started pop toy business (Note 3). Subsequent to the acquisition of Shenzhen Letsvan until June 30, 2025, the Group further acquired approximately 2.5% equity interests in Shenzhen Letsvan from Shenzhen Letsvan’s non-controlling shareholders (Note 18(c)).

As of June 30, 2025, the Company’s major subsidiaries, the VIEs and VIEs’ subsidiaries are as follows:

	Date of incorporation	Place of incorporation	Percentage of direct or indirect economic interest	Principal activities

Wholly owned subsidiaries (offshore):
Hundreds of Mountains Limited	March 22, 2021	The BVI	100%	Investment holding
Witty Digital Technology Limited	March 29, 2021	Hong Kong	100%	Technical consulting and related service
CreaVerse Group Limited	February 6, 2024	Cayman Islands	100%	Investment holding
CreaVerse Group (BVI) Limited	February 8, 2024	The BVI	100%	Investment holding
CreaVerse Technology (Singapore) Pte. Limited	February 26, 2024	Singapore	100%	Investment holding
CreaVerse Technology (HK) Limited	March 11, 2024	Hong Kong	100%	Investment holding
Wholly owned subsidiaries (onshore):
Beijing Liangzizhige Technology Co., Ltd. (the “WFOE”)	March 19, 2021	The PRC	100%	Technical consulting and related service
Shenzhen Chaowan World Information Technology Co., Ltd.	December 24, 2024	The PRC	100%	Pop toy business
Shenzhen Yiqi Culture Co., Ltd.	November 23, 2020	The PRC	63.5%	Pop toy business

VIEs:
Feierlai (Beijing) Technology Co., Ltd. (“Beijing Feierlai”, or the “VIE 1”)	July 27, 2016	The PRC	100%*	Online learning services
Beijing Chuangyuqizhi Technology Co., Ltd. (“Beijing Chuangyuqizhi”, or the “VIE 2”)	April 26, 2024	The PRC	100%*	Technical consulting and related service
VIEs’ subsidiaries:
Beijing Shijiwanhe Information Consultancy Co., Ltd.	August 28, 2019	The PRC	100%*	Online learning services
Beijing Denggaoerge Network Technology Co., Ltd.	December 24, 2020	The PRC	100%*	Online learning services
Mingde Jianyou (Beijing) Technology Co., Ltd.	October 19, 2023	The PRC	100%*	Consumer business

*	The WFOE is the primary beneficiary and consolidate 100% of the VIEs (including their subsidiaries).
(b)	Intra-Group Equity Transaction

During the year ended June 30, 2024, for the purpose of business expansion and diversification strategies, the Group undertook corporate restructuring, involving: (i) the equity transfer of Qiniuyouxuan (Beijing) Technology Co., Ltd. from VIE 1 to Beijing Ziranzhilu Liquor Industry Co., Ltd., executed through a two-step procedure; (ii) accompanied by the equity transfer of Beijing Zhixueduxing Technology Co., Ltd. (“Beijing Zhixueduxing”) from VIE 1 to Shenzhen Erwan Education Technology Co., Ltd. (“Shenzhen Erwan”), a series of contractual arrangements were entered into by and among Beijing Chuangyuqizhi, Beijing Zhixueduxing and its nominee shareholder, Shenzhen Erwan , enabling Beijing Chuangyuqizhi to consolidate Beijing Zhixueduxing.

During the year ended June 30, 2025, the Group undertook a series of equity restructuring initiatives to streamline its corporate ownership structure, included: (i) pursuant to the exercise of the exclusive option under the aforesaid contractual arrangements by Beijing Chuangyuqizhi, Shenzhen Erwan transferred all of the equity interests in Beijing Zhixueduxing to Beijing Denggaoerge Network Technology Co., Ltd. (“Beijing Denggaoerge”); (ii) accompanied by the equity transfer of Beijing Chuangyuqizhi, or the VIE 2, to its current legal shareholder (the same shareholder as VIE1), WFOE, VIE 2 and its current legal shareholder entered into a similar series of contractual arrangements in April 2025, enabling WFOE to consolidate VIE 2; and (iii) VIE 1 subsequently entered into share transfer agreements with VIE 2 to transfer its equity interests in certain subsidiaries to VIE 2, including Beijing Denggaoerge. As a result of the foregoing adjustments, the Group operated the individual online learning business and certain consumer and other business through the VIE 1 and the VIE 2, and their respective subsidiaries.

The changes in the VIE structure did not have an impact on the Company’s control over and consolidation of Beijing Zhixueduxing and Beijing Chuangyuqizhi.

(c)	Variable interest entity

(1)	Summary of the VIE contractual arrangements (the “VIE Contractual Agreements”)

The Company’s subsidiary Beijing Liangzizhige Technology Co., Ltd., or the WFOE has entered into a series of contractual arrangements with the VIE 1 and its shareholder, Shenzhen Erwan, an entity controlled by the Founder, which were effective in May 2021. Beijing Chuangyuqizhi, has entered into a similar series of contractual arrangements with Beijing Zhixueduxing and its nominee shareholder, Shenzhen Erwan, which were effective in May 2024. Pursuant to the exercise of the exclusive option under the contractual arrangements, Shenzhen Erwan transferred all of the equity interests in Beijing Zhixueduxing to Beijing Denggaoerge in March 2025. In addition, WFOE, has entered into a similar series of contractual arrangements with the VIE 2 and its shareholder, Shenzhen Erwan, which were effective in April 2025. These contractual agreements are collectively referred to as the VIE Contractual Agreements.

The VIE Contractual Arrangements provide the WFOE (and the Group) with a “controlling financial interest” in the VIEs, as defined in FASB ASC 810, making the Company the primary beneficiary of the VIEs. As such, the Company consolidates the VIEs and their subsidiaries. Through the VIE Contractual Agreements, the Company controls and receives substantially all of the economic benefits and residual returns of the VIEs and their subsidiaries.

Voting Rights Proxy Agreements

Pursuant to the voting rights proxy agreements entered into by and among the WFOE, the VIEs and their shareholder, the shareholder of the VIEs irrevocably appointed and authorized the WFOE or its designee(s) to act on its behalf as exclusive agent and attorney, to the extent permitted by PRC law, with respect to all matters concerning all equity interests held by such shareholder in the VIEs, including but not limited to the power to (1) attend shareholders’ meetings, (2) exercise all shareholder’s rights and shareholder’s voting rights that it is entitled under relevant PRC laws and regulations and the articles of association of the VIEs, including but not limited to the right to sell, transfer, pledge of all the equity interests held in part or in whole, and (3) designate and appoint on its behalf the legal representative, directors, supervisors, chief executive officer and other senior management members of the VIEs. The voting rights proxy agreements are irrevocable and continuously effective from the execution date until the entire equity interests in the VIEs have been transferred to the WFOE or its designee pursuant to the exclusive option agreement or unless otherwise agreed to with written consent by all parties.

Exclusive consultancy and service agreements

Pursuant to the exclusive consultancy and service agreements entered into by and between the WFOE and the VIEs, the WFOE has the exclusive right, during the term of the exclusive consultancy and service agreements, to provide or designate its affiliates to provide complete business support and technical and consulting services to the VIEs. In exchange, the VIEs shall pay the WFOE in an amount equals to the VIEs’ revenues minus any turnover tax, total costs incurred by the VIEs, any provisions for statutory reserves and retained earnings, which should be paid on a quarterly basis. The retained earnings should be zero unless the WFOE agrees in writing for any other amount. The WFOE shall have exclusive and proprietary rights and interests in all rights, ownership, interests and intellectual properties arising out of or created during the performance of the agreements. The exclusive consultancy and service agreements shall remain effective for ten years from the execution date and shall be extended for another ten years unless confirmed otherwise in writing by the WFOE within three months prior to the expiration date.

Exclusive option agreements

Under the exclusive option agreements entered into by and between the WFOE, the VIEs and their shareholder, the shareholder of the VIEs irrevocably granted the WFOE an exclusive right to purchase, or designate any third-party to purchase, all of its equity interests in the VIEs at any time in part or in whole at the sole and absolute discretion of the WFOE to the extent permitted by PRC law and at a purchase price equal to the lowest price permitted by the then-applicable PRC law and regulations at the time of exercise of the options. The shareholder of the VIEs shall give all considerations they received within 10 days from the exercise of the options to the WFOE or its designee(s) in a legally compliant manner. Without the prior written consent of the WFOE, the VIEs and/or their shareholder shall not, among others (1) transfer or otherwise dispose of any equity, assets or business of the VIEs, or create any pledge or encumbrance on any equity, assets or business of the VIEs, (2) increase or decrease the VIEs’ registered capital or change their structure of registered capital, (3) sell, transfer, mortgage, or dispose of in any other manner outside of ordinary course of business any assets of the VIEs or any legal or beneficial interests in the material business or revenues of the VIEs, or allow any encumbrances thereon of any security interests, (4) enter into any major contracts or terminate any material contracts to which the VIEs are one of the parties, or enter into any other contract that may result in any conflicts with the VIEs’ existing materials contacts, (5) carry out any transactions that may substantially affect the VIEs’ assets, business operations, shareholding structure, or equity investment in third-party entities, (6) appointment or replacement of any director, supervisor, or any management who could be appointed or dismissed by shareholder of the VIEs, (7) declare or distribute dividends, (8) dissolute or liquate or terminate the VIEs, (9) amend the VIEs’ articles of association, or (10) allow the VIEs to incur any borrowings or loans. These agreements shall remain in effect until all equity interests in the VIEs have been transferred to the WFOE and/or its designee(s) pursuant to these agreements.

Equity pledge agreements

Under the equity pledge agreements entered into by and among the WFOE, the VIEs and their shareholder, the shareholder of the VIEs agrees to pledge all of its equity interests in the VIEs to the WFOE as security for performance of the respective obligations of the VIEs and their shareholder hereunder and under the exclusive option agreements, the voting rights proxy agreements and the exclusive consultancy and service agreements, and for payment of all the losses and losses of anticipated profits suffered by the WFOE as a result of the VIEs or their shareholder’s defaults. If any of the VIEs or their shareholder breach their contractual obligations, such WFOE, as the pledgee, may, upon issuing written notice, exercise certain remedy measures, including but not limited to being paid in priority with all pledged equity interests based on monetary evaluation or from the proceeds from auction or sale. The shareholder of the VIEs agrees that, without the WFOE’s prior written consent, the shareholder of the VIEs shall not transfer the pledged equity interests or place or permit the existence of any security interests or other encumbrances over the pledged equity interest. The WFOE may assign all or any of its rights and obligations under the share pledge agreements to its designee(s) at any time. The equity pledge agreements pledge will become effective on the date thereof and will remain in effect until the fulfillment of all the obligations hereunder and under the exclusive option agreements, the voting rights proxy agreements and the exclusive consultancy and service agreements and the full payment of all the losses and losses of anticipated profits suffered by the relevant WFOE as a result the VIEs or their shareholder’s default.

(2)	Risks in relation to the VIE structures

The Group’s business is conducted through the VIEs (including their subsidiaries) of the Group, of which the Company is the ultimate primary beneficiary. The Company has concluded that (i) the ownership structure of the VIEs and WFOE under the contractual arrangements are not in violation of any applicable PRC laws or regulations currently in effect and (ii) the Contractual Agreements between the WFOE, the VIEs and their shareholder governed by PRC laws and regulations were valid, binding, and enforceable and the historical contractual arrangements will not result in any violation of applicable PRC laws and regulations then in effect. However, there are substantial uncertainties regarding the interpretation and application of current PRC laws and regulations and it is uncertain whether any new PRC laws or regulations relating to variable interest entity structures will be adopted or if adopted, what they would provide. If the Company or the VIEs are found to be in violation of any existing or future PRC laws or regulations, or fail to obtain or maintain any of the required permits or approvals, the relevant PRC regulatory authorities would have broad discretion to take action in dealing with such violations or failures, and the Group could be subject to severe penalties.

On March 15, 2019, the National People’s Congress adopted the Foreign Investment Law of the PRC, which became effective on January 1, 2020, together with their implementation rules and ancillary regulations. The Foreign Investment Law does not explicitly classify contractual arrangements as a form of foreign investment, but it contains a catch-all provision under the definition of “foreign investment”, which includes investments made by foreign investors through means stipulated in laws or administrative regulations or other methods prescribed by the State Council. It is unclear whether the Group’s corporate structure will be seen as violating the foreign investment rules as the Group is currently leveraging the contractual arrangements to operate certain business in which foreign investors are prohibited from or restricted to investing. If variable interest entities fall within the definition of foreign investment entities, the Group’s ability to use the contractual arrangements with the VIEs and the Group’s ability to conduct business through the VIEs could be severely limited.

In addition, if the Group’s corporate structure and the contractual arrangements with the VIEs through which the Group conducts its business in the PRC were found to be in violation of any existing or future PRC laws and regulations, the Group’s relevant PRC regulatory authorities could:

●	revoke the relevant business and/or operating licenses;

●	discontinue or restrict any related-party transactions between the Company and its subsidiaries and the VIEs (if any);

●	impose fines and penalties, confiscate the income that deemed to be obtained through illegal operations, or impose additional operational requirements which the Company and its subsidiaries or the VIEs may not be able to comply with;

●	restrict or prohibit the Group’s use of the proceeds of the initial public offering in January 2023 to finance the business and operations of the WFOE in China, particularly the expansion of the Group’s business through strategic acquisitions;

●	restrict the use of financing sources by the Company and its subsidiaries or the VIEs or otherwise restrict the Group’s or VIEs’ ability to conduct business; and

●	take other regulatory or enforcement actions that could be harmful to the Group’s business.

The imposition of any of these penalties may result in a material and adverse effect on the Group’s ability to conduct the Group’s business. In addition, if the imposition of any of these penalties causes the Group to lose the rights to direct the activities of the VIEs or the right to receive its economic benefits, the Group would no longer be able to consolidate the VIEs. The management believes that the likelihood for the Group to lose such ability is remote based on current facts and circumstances. However, the interpretation and implementation of the laws and regulations in the PRC and their application to an effect on the legality, binding effect and enforceability of contracts are subject to the discretion of competent PRC authorities, and therefore the Company can make no assurance that relevant PRC authorities will take the same position as the Group herein in respect of the legality, binding effect, and enforceability of each of the contractual arrangements. Meanwhile, since the PRC legal system continues to rapidly evolve, it may lead to changes in PRC laws, regulations, and policies or in the interpretation and application of existing laws, regulations, and policies, which may limit legal protections available to the Group to enforce the contractual arrangements should the VIEs or the shareholders of the VIEs fail to perform their obligations under those arrangements. In addition, shareholders of the VIEs are PRC holding entities beneficially owned by the Founder, chairman of the board of directors and chief executive officer of the Company. The enforceability, and therefore the benefits, of the contractual agreements between the Company and the VIEs depend on shareholder enforcing the contracts. There is a risk that shareholders of VIEs, who in some cases are also shareholders of the Company may have conflict of interests with the Company in the future or fails to perform their contractual obligations. Given the significance and importance of the VIEs, there would be a significant negative impact to the Company if these contracts were not enforced.

The Group’s operations depend on the VIEs to honor their contractual agreements with the Group and the enforceability, and therefore the benefits, of the contractual agreements also depends on the authorization by the shareholder of the VIEs to exercise voting rights on all matters requiring shareholder approval in the VIEs. The Company believes that the agreements on authorization to exercise shareholder’s voting power are enforceable against each party thereto in accordance with their terms and applicable PRC laws or regulations currently in effect and the possibility that it will no longer be able to be the primary beneficiary and consolidate the VIEs as a result of the aforementioned risks and uncertainties is remote.

In accordance with VIEs Contractual Agreements, the Company (1) could exercise all shareholder’s rights of the VIEs and has power to direct the activities that most significantly affects the economic performance of the VIEs, and (2) receive the economic benefits of the VIEs that could be significant to the VIEs. Accordingly, the Company is considered as the ultimate primary beneficiary of the VIEs and has consolidated the VIEs’ financial results of operations, assets, and liabilities in the Company’s consolidated financial statements. Therefore, the Company considers that there are no assets in the VIEs that can be used only to settle obligations of the VIEs, except for the paid-in capital of the VIEs amounting to approximately nil as of both June 30, 2024 and 2025, as well as certain non-distributable statutory reserves amounting to approximately RMB9,387 and RMB17,088 as of June 30, 2024 and 2025, respectively. As the VIEs are incorporated as limited liability companies under the PRC Company Law, creditors do not have recourse to the general credit of the Company for the liabilities of the VIEs. There is currently no contractual arrangement that would require the Company to provide additional financial support to the VIEs. As the Group is conducting certain business in the PRC through the VIEs, the Group may provide additional financial support on a discretionary basis in the future, which could expose the Group to a loss.

The VIEs holds assets with no carrying value in the consolidated balance sheet that are important to the Company’s ability to produce revenue (referred to as unrecognized revenue-producing assets). Unrecognized revenue-producing assets held by the VIEs include self-developed App named QiNiu, QianChi and JiangZhen, self-developed courses.

The following consolidated financial information of the VIEs after the elimination of inter-company transactions between the VIEs and the subsidiaries of the VIEs was included in the accompanying consolidated financial statements of the Group as follows:

	As of June 30,
	2024	2025
	RMB	RMB

ASSETS
Current assets:
Cash and cash equivalents	311,071	350,288
Restricted cash	-	241
Accounts receivable, net	16,083	16,324
Amounts due from related parties	4,488	-
Amounts due from intra-Group companies	149,820	174,849
Inventory, net	6	3,210
Prepayments and other current assets	180,818	120,341
Total current assets	662,286	665,253
Property and equipment, net	1,330	748
Operating lease right-of-use assets	26,848	6,526
Deferred tax assets	847	-
Other non-current assets	10,945	3,501
Total non-current assets	39,970	10,775
TOTAL ASSETS	702,256	676,028
Accounts payables	61,888	29,390
Accrued expenses and other current liabilities	151,918	83,819
Amounts due to intra-Group companies	32,714	163,763
Income tax payable	9,642	21,992
Contract liabilities, current portion	380,548	235,376
Advance from customers	159,806	109,013
Operating lease liabilities, current portion	23,782	6,400
Total current liabilities	820,298	649,753
Contract liabilities, non-current portion	11,365	35,485
Operating lease liabilities, non-current portion	6,317	2,076
Deferred tax liabilities	-	29
Total non-current liabilities	17,682	37,590
TOTAL LIABILITIES	837,980	687,343
	For the years ended June 30,
	2023	2024	2025
	RMB	RMB	RMB

Revenues:
- earned from third-party customers	2,933,413	3,752,463	2,646,425
- earned from a related party	147,921	34,107	80
Total revenues	3,081,334	3,786,570	2,646,505

Cost of revenues and operating expenses
- arising from non-intra-Group transactions	(2,701,287)	(3,052,384)	(1,922,440)
- arising from the intra-Group technical consulting and related service under VIE Contractual Agreements	(392,174)	(673,373)	(582,816)
Total cost of revenues and operating expenses	(3,093,461)	(3,725,757)	(2,505,256)

Net (loss)/income	(15,092)	69,773	124,212

	For the years ended June 30,
	2023	2024	2025
	RMB	RMB	RMB

Cash flows from operating activities:
Net cash provided by transactions with third parties	548,728	644,984	543,230
Net cash used in transactions with intra-Group companies related to technical consulting and related service under VIE Contractual Agreements	(415,703)	(713,732)	(612,743)
Net cash used in other transactions with intra-Group companies	-	-	(4,907)
Net cash provided by/ (used in) operating activities	133,025	(68,748)	(74,420)

Cash flows from investing activities:
Net cash provided by/ (used in) transactions with third parties	9,786	56,305	6,604
Net cash provided by transactions with related parties	24,386	-	-
Net cash provided by/ (used in) transactions with intra-Group companies	155,960	(141,984)	(25,029)
Net cash provided by/ (used in) investing activities	190,132	(85,679)	(18,425)

Cash flows from financing activities:
Net cash (used in)/provided by transactions with third parties	(1,530)	(2,250)	1,312
Net cash provided by transactions with intra-Group companies	17,000	45,672	130,991
Net cash provided by financing activities	15,470	43,422	132,303